Non-cash transactions - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of non-cash transactions [line items]
Additions and renegotiations of right of use assets and lease liabilities	R$ 47,391		R$ 23,871		R$ 12,002
Non-monetary transaction, disposals of contracts of right of use assets and lease liabilities	R$ 13,034	[1]	38,386	[1]	3,180
Escola Start Ltda. ("Start")
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed			R$ 1,698		R$ 12,733

[1]	Refers to cancellated contract of the previous property used to offer Anglo course.